Note 8 - Long-term Investments - Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Sigurd Cayman [Member]
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$ 992	$ 992